Shareholder Report, Holdings (Details)_7	Jun. 30, 2024
Class II | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	77.50%
Class II | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%
Service Class I | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	77.50%
Service Class I | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%